Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Summary Of Organization And Operations [Line Items]
Number of operating segment	1
Accumulated deficit	$ (392,924,000)	$ (371,360,000)
Working capital	42,400,000
Shareholders' equity	33,683,000	(1,441,000)	689,000
Cash and cash equivalents	$ 48,131,000	$ 7,414,000	$ 2,148,000
Restricted stock [Member]
Summary Of Organization And Operations [Line Items]
Unvested restricted stock awards	769,000	1,453,000